Significant Accounting Policies - Schedule of Useful Lives of Finite-Lived Intangible Assets (Details)	12 Months Ended
Mar. 31, 2018
Domain Name
Disclosure Of Intangible Assets [Line Items]
Useful life	5 years
Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Useful life	Useful life of facility or lease term
Distribution Channel
Disclosure Of Intangible Assets [Line Items]
Useful life	5 years
Import License
Disclosure Of Intangible Assets [Line Items]
Useful life	4 years
Software
Disclosure Of Intangible Assets [Line Items]
Useful life	3 years